Schedule of Investments
November 30, 2024
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–74.72%
Australia–2.06%
Goodman Group	489,878	$12,162,309
Canada–0.95%
Allied Properties REIT	196,000	2,543,709
RioCan REIT	223,700	3,037,418
		5,581,127
France–2.63%
Gecina S.A.	44,272	4,459,583
Unibail-Rodamco-Westfield SE	134,813	11,050,193
		15,509,776
Germany–3.41%
LEG Immobilien SE	122,566	11,371,155
Sirius Real Estate Ltd.	7,920,522	8,744,538
		20,115,693
Hong Kong–1.72%
Hongkong Land Holdings Ltd.	615,800	2,801,001
Sun Hung Kai Properties Ltd.	546,000	5,456,689
Wharf Real Estate Investment Co. Ltd.	701,000	1,889,429
		10,147,119
Japan–5.60%
GLP J-Reit	7,418	6,311,856
Invincible Investment Corp.	6,274	2,668,147
Japan Metropolitan Fund Investment Corp.	5,589	3,410,619
Japan Real Estate Investment Corp.	935	3,460,702
Mitsui Fudosan Co. Ltd.	1,832,300	15,360,655
Tokyu Fudosan Holdings Corp.	276,400	1,812,855
		33,024,834
Singapore–2.01%
CapitaLand Integrated Commercial Trust	2,861,000	4,189,525
CapitaLand Investment Ltd.	2,642,100	5,391,172
Mapletree Logistics Trust	2,348,800	2,244,306
		11,825,003
Spain–0.94%
Cellnex Telecom S.A.(a)	154,419	5,549,118
Sweden–0.96%
Fastighets AB Balder, Class B(b)	736,508	5,675,375
United Kingdom–2.41%
LondonMetric Property PLC	1,785,444	4,405,269
Segro PLC	676,784	6,714,164
Tritax Big Box REIT PLC	1,733,611	3,064,665
		14,184,098
United States–52.03%
Agree Realty Corp.	60,254	4,627,507
Alexandria Real Estate Equities, Inc.	65,407	7,209,814
American Homes 4 Rent, Class A	259,518	9,936,944
Shares		Value
United States–(continued)
American Tower Corp.	22,103	$4,619,527
Americold Realty Trust, Inc.	232,111	5,538,168
Brixmor Property Group, Inc.	165,623	4,980,284
Camden Property Trust	92,021	11,576,242
Digital Realty Trust, Inc.	131,525	25,738,127
Equinix, Inc.	29,491	28,944,827
Equity LifeStyle Properties, Inc.	168,182	11,996,422
Equity Residential	179,220	13,739,005
Extra Space Storage, Inc.	19,591	3,349,277
Federal Realty Investment Trust	40,583	4,734,007
First Industrial Realty Trust, Inc.	222,004	11,866,114
Healthpeak Properties, Inc.	383,326	8,429,339
Invitation Homes, Inc.	193,362	6,622,649
Kimco Realty Corp.	303,738	7,766,581
Outfront Media, Inc.	370,450	7,116,344
Prologis, Inc.	191,749	22,392,448
Public Storage	45,345	15,782,327
Realty Income Corp.	364,347	21,092,048
Simon Property Group, Inc.	123,827	22,734,637
Sun Communities, Inc.	39,434	4,981,697
UDR, Inc.(c)	201,201	9,227,078
Welltower, Inc.	229,084	31,654,827
		306,656,240
Total Common Stocks & Other Equity Interests (Cost $401,845,042)		440,430,692
Principal Amount
Asset-Backed Securities–14.51%
BPR Trust, Series 2022-OANA, Class D, 8.30% (1 mo. Term SOFR + 3.70%), 04/15/2037(a)(d)	$875,000	880,505
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, 6.37% (1 mo. Term SOFR + 1.76%), 09/15/2036(a)(d)	6,000,000	5,986,142
Series 2021-VOLT, Class E, 6.72% (1 mo. Term SOFR + 2.11%), 09/15/2036(a)(d)	6,495,000	6,484,844
Series 2022-CSMO, Class C, 8.50% (1 mo. Term SOFR + 3.89%), 06/15/2027(a)(d)	600,000	606,494
Series 2022-CSMO, Class D, 8.95% (1 mo. Term SOFR + 4.34%), 06/15/2027(a)(d)	2,380,000	2,407,912
BX Trust, Series 2019-OC11, Class E, 4.08%, 12/09/2041(a)(e)	4,000,000	3,557,218
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 7.63% (1 mo. Term SOFR + 3.02%), 02/15/2039(a)(d)	500,000	451,915
CFK Trust, Series 2019-FAX, Class E, 4.79%, 01/15/2039(a)(e)	1,000,000	877,180
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Principal Amount		Value
Citigroup Commercial Mortgage Trust,
Series 2020-420K, Class E, 3.42%, 11/10/2042(a)(e)	$4,586,000	$3,873,290
Series 2020-555, Class F, 3.62%, 12/10/2041(a)(e)	800,000	625,350
Series 2020-555, Class E, 3.62%, 12/10/2041(a)(e)	427,000	342,411
Commercial Mortgage Trust,
Series 2019-GC44, Class 180B, 3.51%, 08/15/2057(a)(e)	1,500,000	1,302,018
Series 2019-GC44, Class 180C, 3.51%, 08/15/2057(a)(e)	5,500,000	4,677,927
CONE Trust, Series 2024-DFW1, Class D, 7.65% (1 mo. Term SOFR + 3.04%), 08/15/2041(a)(d)	1,200,000	1,203,525
Hilton USA Trust, Series 2016-HHV, Class E, 4.33%, 11/05/2038(a)(e)	5,281,000	5,065,230
Independence Plaza Trust, Series 2018-INDP, Class E, 5.00%, 07/10/2035(a)	7,000,000	6,583,528
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.60%, 05/05/2032(a)(e)	558,000	504,316
Series 2019-UES, Class B, 4.14%, 05/05/2032(a)	1,284,000	1,216,608
Series 2019-UES, Class C, 4.34%, 05/05/2032(a)	116,000	110,011
Series 2019-UES, Class D, 4.60%, 05/05/2032(a)(e)	119,000	112,154
Series 2019-UES, Class E, 4.60%, 05/05/2032(a)(e)	138,000	129,245
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 7.32% (1 mo. Term SOFR + 2.72%), 04/15/2038(a)(d)	8,320,000	8,322,072
Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class AMZ3, 3.62%, 01/15/2037(a)(e)	5,326,000	3,062,477
Series 2020-2PAC, Class AMZ2, 3.62%, 01/15/2037(a)(e)	800,000	540,876
Series 2018-SOX, Class E, 4.93%, 06/17/2038(a)(e)	922,000	857,602
NYC Trust 2024-3ELV, Series 2024- 3ELV, Class D, 8.45% (1 mo. Term SOFR + 3.84%), 08/15/2029(a)(d)	6,600,000	6,656,183
SREIT Trust, Series 2021-PALM, Class E, 6.63% (1 mo. Term SOFR + 2.02%), 10/15/2034(a)(d)	1,240,000	1,227,446
STWD Trust, Series 2021-FLWR, Class E, 6.65% (1 mo. Term SOFR + 2.04%), 07/15/2036(a)(d)	4,950,000	4,926,599
Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(a)	14,154,000	12,942,490
Total Asset-Backed Securities (Cost $88,911,062)		85,533,568
Shares		Value
Preferred Stocks–6.59%
United States–6.59%
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	$1,984,594
American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	4,974,486
DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,426,858
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	5,778,375
Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.(f)	223,861	4,890,244
Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	3,855,607
UMH Properties, Inc., 6.38%, Series D, Pfd.(f)	566,800	12,945,712
Total Preferred Stocks (Cost $39,628,757)		38,855,876
Principal Amount
Municipal Obligations–1.31%
United States–1.31%
New York City Housing Development Corp. (8 Spruce Street), Series 2014, Ref. RB, 8.71%, 02/15/2048 (Cost $7,333,747)	$7,735,000	7,731,620
Shares
Money Market Funds–2.53%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(f)(g)	5,227,791	5,227,791
Invesco Treasury Portfolio, Institutional Class, 4.53%(f)(g)	9,708,484	9,708,484
Total Money Market Funds (Cost $14,936,276)		14,936,275
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.66% (Cost $552,654,884)		587,488,031
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.62%
Invesco Private Government Fund, 4.63%(f)(g)(h)	1,015,547	1,015,547
Invesco Private Prime Fund, 4.71%(f)(g)(h)	2,608,368	2,609,151
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,624,698)		3,624,698
TOTAL INVESTMENTS IN SECURITIES—100.28% (Cost $556,279,582)		591,112,729
OTHER ASSETS LESS LIABILITIES–(0.28)%		(1,675,969)
NET ASSETS–100.00%		$589,436,760
Investment Abbreviations:
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2024 was $91,082,686, which represented 15.45% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2024.
(e)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2024.

(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,566,512	$18,860,401	$(18,199,121)	$(1)	$-	$5,227,791	$36,876
Invesco Treasury Portfolio, Institutional Class	8,480,393	35,026,459	(33,798,368)	-	-	9,708,484	67,763
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,460,184	36,617,521	(41,062,158)	-	-	1,015,547	55,637*
Invesco Private Prime Fund	14,338,579	82,820,984	(94,549,960)	(422)	(30)	2,609,151	150,490*
Investments in Other Affiliates:
Pebblebrook Hotel Trust, Series E, Pfd.**	5,025,679	-	-	(135,435)	-	4,890,244	89,195
UMH Properties, Inc., Series D, Pfd.**	13,461,500	-	-	(515,788)	-	12,945,712	225,834
Total	$51,332,847	$173,325,365	$(187,609,607)	$(651,646)	$(30)	$36,396,929	$625,795

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	As of August 31, 2024, this security was not considered as an affiliate of the Fund.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events cause market movements to occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$12,162,309	$—	$12,162,309
Canada	5,581,127	—	—	5,581,127
Cayman Islands	—	12,942,490	—	12,942,490
France	—	15,509,776	—	15,509,776
Germany	—	20,115,693	—	20,115,693
Hong Kong	—	10,147,119	—	10,147,119
Japan	—	33,024,834	—	33,024,834
Singapore	—	11,825,003	—	11,825,003
Spain	—	5,549,118	—	5,549,118
Sweden	—	5,675,375	—	5,675,375
United Kingdom	—	14,184,098	—	14,184,098
United States	345,512,116	80,322,698	—	425,834,814
Money Market Funds	14,936,275	3,624,698	—	18,560,973
Total Investments	$366,029,518	$225,083,211	$—	$591,112,729
Invesco Global Real Estate Income Fund